Annual Total Returns- Japan 2x Strategy Fund (Class H) [BarChart] - Class H - Japan 2x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(29.16%)	20.26%	54.80%	(16.56%)	14.56%	7.66%	51.06%	(21.91%)	38.56%	40.77%